Prepayments, Receivables and Other Assets, Net (Details) - USD ($)			12 Months Ended
	Mar. 11, 2025	Feb. 15, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Prepaid Expenses and Other Current Assets, Net [Line Items]
Borrowings amount			$ 2,033,970	$ 478,404	$ 453,123
Maturity date			Aug. 13, 2025
Total paid of wealth management			$ 500,000
Yield rate percentage			4.30%
Wealth management product amount			$ 150,000
Investment income			153,587
Remaining amount			$ 350,000
Loan exceeding of current assets, percentage			5.00%
Wealth management term			203 days
Borrower A [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Borrowings amount	$ 1,500,000
Maturity date	Mar. 12, 2026
Borrower B [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Borrowings amount		$ 1,020,000.00
Maturity date		Feb. 15, 2026
Wealth Management [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Maturity date			Oct. 28, 2025
Business Partners [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Loans mature			1 year
Interest rate			8.00%